Consolidated Statement of Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2020 INR (₨) ₨ / shares shares
Profit or loss [abstract]
Revenues	₨ 790,934	$ 10,425	₨ 619,430	₨ 610,232
Cost of revenues	(555,872)	(7,327)	(423,205)	(436,085)
Gross profit	235,062	3,098	196,225	174,147
Selling and marketing expenses	(54,935)	(724)	(41,400)	(42,907)
General and administrative expenses	(46,382)	(611)	(34,686)	(29,823)
Foreign exchange gains/(losses), net	4,355	57	2,995	3,169
Other operating income/(loss), net	2,186	29	(81)	1,144
Results from operating activities	140,286	1,849	123,053	105,730
Finance expenses	(5,325)	(70)	(5,088)	(7,328)
Finance and other income	16,257	214	20,912	24,081
Share of net profit /(loss) of associates accounted for using the equity method	57	1	130	29
Profit before tax	151,275	1,994	139,007	122,512
Income tax expense	(28,946)	(382)	(30,345)	(24,799)
Profit for the year	122,329	1,612	108,662	97,713
Profit attributable to:
Equity holders of the Company	122,191	1,610	107,946	97,218
Non-controlling interests	138	2	716	495
Profit for the year	₨ 122,329	$ 1,612	₨ 108,662	₨ 97,713
Earnings per equity share: Attributable to equity holders of the Company
Basic | (per share)	₨ 22.35	$ 0.29	₨ 19.11	₨ 16.67
Diluted | (per share)	₨ 22.29	$ 0.29	₨ 19.07	₨ 16.62
Weighted average number of equity shares used in computing earnings per equity share
Basic	5,466,705,840	5,466,705,840	5,649,265,885	5,833,384,018
Diluted	5,482,083,438	5,482,083,438	5,661,657,822	5,847,823,239